COMBINED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share capital [member]		Parent Invested Capital [member]	Share compensation reserve [member]	Hedging reserve [member]	Translation reserve [member]	Merger reserve [member]	Accumulated losses [member]
Share capital, Balance at Dec. 31, 2015	$ 399,083	$ 0		$ 405,325	$ 0	$ (2,642)	$ (3,600)	$ 0	$ 0
Loss for the year	(43,709)	0		(43,709)	0	0	0	0	0
Other comprehensive loss for the year, net of income tax	7,897	0		339	0	2,417	5,141	0	0
Total comprehensive loss for the year	(35,812)	0		(43,370)	0	2,417	5,141	0	0
Recognition of share-based payments	(176)	0		(176)	0	0	0	0	0
Share capital, Balance at Dec. 31, 2016	363,095	0		361,779	0	(225)	1,541	0	0
Loss for the year	(60,812)	0		(60,812)	0	0	0	0	0
Other comprehensive loss for the year, net of income tax	4,599	0		157	0	210	4,232	0	0
Total comprehensive loss for the year	(56,213)	0		(60,655)	0	210	4,232	0	0
Issue of ordinary shares	15,000		[1]	15,000	0	0	0	0	0
Recognition of share-based payments	(472)	0		(472)	0	0	0	0	0
Dividends (Note 36)	(1,674)	0		(1,674)	0	0	0	0	0
Transaction with owners, recognised directly in equity	12,854		[1]	12,854	0	0	0	0	0
Share capital, Balance at Dec. 31, 2017	319,736		[1]	313,978	0	(15)	5,773	0	0
IFRS 9 and 15 adjustment (Note 2.3)	(474)	0		(474)	0	0	0	0	0
Adjusted balance as at 1 January 2018 (Adjusted [member]) at Dec. 31, 2017	319,262		[1]	313,504	0	(15)	5,773	0	0
Loss for the year	(20,640)	0		(13,453)	0	0	0	0	(7,187)
Other comprehensive loss for the year, net of income tax	(8,563)	0		0		(852)	(7,719)	8	0
Total comprehensive loss for the year	(29,203)	0		(13,453)	0	(852)	(7,719)	8	(7,187)
Recognition of share-based compensation from parent company	1,080	0		933	0	0	0	0	147
Issue of ordinary shares	0	320,683		(300,984)	0	0	(1,337)	(18,362)	0
Recognition of share-based payments	1,364	0		0	1,364	0	0	0	0
Transaction with owners, recognised directly in equity	2,444	320,683		(300,051)	1,364	0	(1,337)	(18,362)	147
Share capital, Balance at Dec. 31, 2018	$ 292,503	$ 320,683		$ 0	$ 1,364	$ (867)	$ (3,283)	$ (18,354)	$ (7,040)

[1]	Amount is less than US$1,000.